Segmented Information - Schedule of Non-current Assets and Revenues of Discontinued Operation by Geographical Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Non-current assets	$ 162,776	$ 44,245
Discontinued Operation
Revenue of the discontinued operation
Revenue of the discontinued operation	5,348	4,843
Canada
Non-current assets
Non-current assets	923	51
United States
Non-current assets
Non-current assets	5,000	8,912
United States | Discontinued Operation
Revenue of the discontinued operation
Revenue of the discontinued operation	5,348	4,843
Argentina
Non-current assets
Non-current assets	$ 156,853	$ 35,282